UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2004
Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one): [   ] is a restatement
				  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Dover Partners, Inc.
Address: 3033 S. Kettering Blvd.
	 Suit 320
	 Dayton, OH  45439


13F File Number: 801-35543

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jennifer Moix
Title: Assistant Vice President
Phone: 937-299-4105
Signature, Place, and Date of Signing:

	Jennifer R. Moix	Dayton, Ohio     April 23, 2004
Report Type (Check only one):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 37
Form 13F Information Table Value Total: $42,950
List of Other Included Managers:

No.	13F File Number		Name

                               Title of                               Investment Discretion   Voting Authority
Security                       Class    CUSIP      Mkt Value Quantity Sole   Share OtherMgrs  Sole   Share  None
---------------------------    -------- ---------  --------- -------- ----  ------ ---------  -----  ------ ------
A. D. Midland                  Common   039483102        260   15440   x                       6870           8570
Anadarko Petroleum             Common   032511107       1455   28060   x                      14890          13170
Apollo Group                   Common   037604105        267    3100   x                       1470           1630
Avon Products, Inc.            Common   054303102       1652   21780   x                      11870           9910
BP PLC ADR                     Common   055622104        498    9729   x                       2060           7669
Baxter International           Common   071813109       1839   59530   x                      31140          28390
CNA Financial Corp.            Common   126117100       1509   54750   x                      28150          26600
Clear Channel Communications   Common   184502102        209    4930   x                       2310           2620
Du Pont De Nemours             Common   263534109       1480   35060   x                      18600          16460
Exxon-Mobil                    Common   30231G102       1864   44818   x                      23140          21678
Federal Natl Mtg               Common   313586109       1622   21820   x                      11870           9950
Fortune Brands, Inc.           Common   349631101        302    3940   x                       1970           1970
GlaxoSmithKline                Common   37733w105       1522   38107   x                      19878          18229
Goodrich Corp.                 Common   382388106       1655   58970   x                      30130          28840
Harrah's Entertainment, Inc.   Common   413619107       1744   31770   x                      17450          14320
Intel Corp.                    Common   458140100       1256   46180   x                      25350          20830
J.P. Morgan Chase              Common   46625H100       1559   37170   x                      20070          17100
L-3 Communications             Common   502424104       1805   30340   x                      15620          14720
MBIA Inc.                      Common   55262C100        242    3860   x                       1730           2130
Nokia Corp.                    Common   654902204        219   10782   x                       5322           5460
Pactiv Corp.                   Common   695257105       1462   65730   x                      36010          29720
Pfizer                         Common   717081103        222    6325   x                       3020           3305
Procter & Gamble               Common   742718109        496    4730   x                       1470           3260
Progressive Corp.              Common   743315103        279    3180   x                       1530           1650
Servicemaster                  Common   81760N109       1588  132190   x                      70490          61700
Sherwin Williams               Common   824348106       1770   46060   x                      25480          20580
Symantec                       Common   871503108       2265   48930   x                      26020          22910
Sysco Corp.                    Common   871829107        273    6980   x                       3410           3570
Tyco International Ltd.        Common   902124106       1946   67920   x                      35720          32200
United Healthcare              Common   91324P102       1686   26160   x                      14100          12060
Verizon Communications         Common   92343v104       1312   35894   x                      18804          17090
Wachovia Corp.                 Common   929903102       1757   37385   x                      20085          17300
Washington Mutual              Common   939322103        880   20615   x                      10595          10020
Yum! Brands, Inc.              Common   988498101       1914   50370   x                      26990          23380
iShares 1-3 Yr. Treas.         Common   464287457        481    5802   x                                      5802
iShares 7-10 Yr. Treas.        Common   464287440        296    3377   x                                      3377
iShares S&P 500                Common   464287200        388    3426   x                       1650           1776